OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Revenue	Revenue

	2024	2023	2022
	US$’000	US$’000	US$’000
License and other revenue
United States of America	144,341	35,160	50,000
China	320	179	328
Total revenue and other revenue	144,661	35,339	50,328

Collaboration revenue
United States of America	434,708	234,734	66,602
Europe	47,872	15,070	75
Total collaboration revenue	482,580	249,804	66,677
Total revenue	627,241	285,143	117,005

The revenue information above is based on the locations of the customers.

Summary of Non-current Assets	Non-current assets

	December 31, 2024	December 31, 2023
	US$’000	US$’000
United States of America	188,383	151,225
China	46,080	56,007
Europe	147,411	139,216
Total	381,874	346,448